As filed with the Securities and Exchange Commission on June 6, 2014

File No. 333-90720

ICA No. 811-21120

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. _____	[ ]
Post-Effective Amendment No. 27	[X]
And
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 28

CONESTOGA FUNDS

(Exact name of Registrant as Specified in Trust Instrument)

259 N. Radnor-Chester Road

Radnor Court, Suite 120

Radnor, PA 19087

(Address of Principal Executive Office)

(800) 320-7790

(Area Code and Telephone Number)

Copy to:

Joshua B. Deringer, Esq.

Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  As soon as practicable after this registration statement becomes effective.

It is proposed that this filing will become effective:

☐Immediately upon filing pursuant to paragraph (b)	☒on July 1, 2014 pursuant to paragraph (b)
☐60 days after filing pursuant to paragraph (a)(1)	☐on (date) pursuant to paragraph (a)(1)
☐75 days after filing pursuant to paragraph (a)(2)	☐on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒           this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended (“1933 Act”), solely for the purpose of delaying until July 1, 2014 the effectiveness of the Registrant’s Post-Effective Amendment No. 26 filed on April 8, 2014, which, pursuant to Rule 485(a)(2) of the 1933 Act, was scheduled to become effective on June 9, 2014.

This Post-Effective Amendment No. 27 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 26 to the Registrant’s Registration Statement, filed on April 8, 2014.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this registration statement under Rule 485(b) under the 1933 Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Radnor and State of Pennsylvania, on the 6th day of June, 2014.

CONESTOGA FUNDS

(Registrant)

By: /s/ William C. Martindale, Jr.

William C. Martindale, Jr., Chairman of the Board, Trustee and CEO

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities indicated on the 6th day of June, 2014.

/s/ William C. Martindale, Jr.

William C. Martindale, Jr.

Chairman of the Board, Trustee and CEO

/s/ Robert M. Mitchell

Robert M. Mitchell

Trustee and Treasurer

*William B. Blundin

William B. Blundin

Trustee

*Nicholas J. Kovich

Nicholas J. Kovich

Trustee

*James G. Logue

James G. Logue

Trustee

*John G. O’Brien

John G. O’Brien

Trustee

*Richard E. Ten Haken

Richard E. Ten Haken

Trustee

*By:   /s/ Joshua B. Deringer

Joshua B. Deringer

Attorney-in-Fact

POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that the undersigned Trustee of CONESTOGA FUNDS, a Delaware business trust, (the “Trust”) constitutes and appoints Robert M. Mitchell and Joshua B. Deringer my true and lawful attorneys-in-fact, with full power of substitution and resubstitution, for me and in my name, place and stead, in any and all capacities as a trustee of the Trust, to sign for me and in my name in the appropriate capacity, any and all Pre-Effective Amendments to any Registration Statement of the Trust, any and all Post-Effective Amendments to said Registration Statements, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, and that have been approved by the Board of Trustees of the Trust or by the appropriate officers of the Trust, acting in good faith and in a manner they reasonably believe to be in the best interests of the Trust, upon the advice of counsel, such approval to be conclusively evidenced by their execution thereof, to comply with the provisions of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

Witness my hand on this 5 day of June, 2014.

/s/ John G. O’Brien

John G. O’Brien